Financial instruments and risk management - Schedule of financial assets and liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025
Disclosure of detailed information about financial instruments [line items]
Current assets	$ 5,294	$ 6,228
Non-current assets	630	737
Financial assets	5,924	6,965
Current liabilities	(9,217)	(10,158)
Non-current liabilities	(20,008)	(21,763)
Financial liabilities	(29,225)	(31,921)
Total net financial assets/(liabilities) current	(3,923)	(3,930)
Total net financial assets/(liabilities) non-current	(19,378)	(21,026)
Total net financial assets/(liabilities)	(23,301)	(24,956)
Borrowings	21,511	23,748
Quoted | Fair value
Disclosure of detailed information about financial instruments [line items]
Borrowings	20,851	23,197
Borrowings
Disclosure of detailed information about financial instruments [line items]
Current liabilities	(2,449)	(2,928)
Non-current liabilities	(19,062)	(20,820)
Financial liabilities	(21,511)	(23,748)
Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Current liabilities	(6,425)	(6,952)
Non-current liabilities	(150)	(192)
Financial liabilities	(6,575)	(7,144)
Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Current liabilities	(113)	(65)
Non-current liabilities	(229)	(210)
Financial liabilities	(342)	(275)
Zacapa financial liability | Valuation techniques based on unobservable market input (Level 3) | Industrias Licoreras de Guatemala
Disclosure of detailed information about financial instruments [line items]
Current liabilities	(112)	(101)
Financial liabilities	(112)	(101)
Leases
Disclosure of detailed information about financial instruments [line items]
Current liabilities	(118)	(112)
Non-current liabilities	(567)	(541)
Financial liabilities	(685)	(653)
Total other financial liabilities
Disclosure of detailed information about financial instruments [line items]
Current liabilities	(343)	(278)
Non-current liabilities	(796)	(751)
Financial liabilities	(1,139)	(1,029)
Other investments and loans
Disclosure of detailed information about financial instruments [line items]
Non-current assets	53	76
Financial assets	53	76
Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Current assets	3,277	3,504
Non-current assets	64	38
Financial assets	3,341	3,542
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Current assets	1,520	2,200
Financial assets	1,520	2,200
Derivatives assets
Disclosure of detailed information about financial instruments [line items]
Current assets	150	118
Non-current assets	506	615
Financial assets	656	733
Mutual fund
Disclosure of detailed information about financial instruments [line items]
Current assets	261	318
Non-current assets	7	8
Financial assets	268	326
Receivable share trust
Disclosure of detailed information about financial instruments [line items]
Current assets	86	88
Non-current assets	0	0
Financial assets	86	88
Total other financial assets
Disclosure of detailed information about financial instruments [line items]
Current assets	497	524
Non-current assets	513	623
Financial assets	1,010	1,147
Liabilities at amortised cost | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(5,572)	(5,979)
Fair value through income statement | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(28)	(125)
Not categorised as a financial instrument | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(975)	(1,040)
Fair value through income statement | Other investments and loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	51	75
Assets at amortised cost | Other investments and loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	2	1
Assets at amortised cost | Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,922	3,120
Not categorised as a financial instrument | Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 419	$ 422